UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Discovery Growth Fund

Portfolio of Investments

October 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Producer Durables - 23.2%
Aerospace - 1.1%
TransDigm Group, Inc.	119,033	$17,308,589

Back Office Support, HR & Consulting - 5.5%
CoStar Group, Inc. (a)	167,450	29,636,976
MAXIMUS, Inc.	358,880	17,387,736
Robert Half International, Inc.	486,660	18,751,010
WageWorks, Inc. (a)	430,906	22,066,696

		87,842,418

Commercial Services: Rental & Leasing - 1.7%
United Rentals, Inc. (a)	420,210	27,141,364

Diversified Manufacturing Operations - 1.4%
Carlisle Cos., Inc.	313,085	22,755,018

Machinery: Industrial - 4.9%
Actuant Corp. - Class A	541,450	20,336,862
Chart Industries, Inc. (a)	174,916	18,798,222
Joy Global, Inc. (b)	299,860	17,017,055
Middleby Corp. (The) (a)	97,120	22,109,368

		78,261,507

Machinery: Tools - 1.4%
Lincoln Electric Holdings, Inc.	332,760	23,040,302

Railroads - 1.5%
Genesee & Wyoming, Inc. - Class A (a)	239,955	23,957,107

Scientific Instruments: Control & Filter - 1.6%
IDEX Corp.	373,620	25,835,823

Scientific Instruments: Electrical - 1.3%
AMETEK, Inc.	415,774	19,886,470

Shipping - 1.7%
Kirby Corp. (a)	310,072	27,438,271

Transportation Miscellaneous - 1.1%
Expeditors International of Washington, Inc.	402,690	18,237,830

		371,704,699

Consumer Discretionary - 21.3%
Advertising Agencies - 1.3%
Criteo SA (Sponsored ADR) (a)	182,571	6,446,582
National CineMedia, Inc.	857,890	15,030,233

		21,476,815

Auto Parts - 2.1%
LKQ Corp. (a)	996,601	32,917,731

Education Services - 1.5%
Grand Canyon Education, Inc. (a)	470,130	22,223,045
K12, Inc. (a)(b)	57,738	1,055,451

		23,278,496

Company	Shares	U.S. $ Value
Household Furnishings - 1.6%
Restoration Hardware Holdings, Inc. (a)	361,801	25,232,002

Leisure Time - 2.5%
Ctrip.com International Ltd. (ADR) (a)	93,830	5,090,277
HomeAway, Inc. (a)	521,210	15,453,876
Norwegian Cruise Line Holdings Ltd. (a)(b)	624,326	19,990,919

		40,535,072

Radio & TV Broadcasters - 1.3%
Pandora Media, Inc. (a)	842,568	21,173,734

Recreational Vehicles & Boats - 0.3%
Polaris Industries, Inc.	36,780	4,816,341

Specialty Retail - 9.3%
Cabela’s, Inc. (a)	314,080	18,631,226
CarMax, Inc. (a)	394,171	18,522,095
Dick’s Sporting Goods, Inc.	372,760	19,834,560
Five Below, Inc. (a)	429,447	20,725,112
Lumber Liquidators Holdings, Inc. (a)	225,640	25,765,831
Shutterfly, Inc. (a)	424,440	20,856,982
Tractor Supply Co.	354,584	25,299,568

		149,635,374

Textiles, Apparel & Shoes - 1.4%
Under Armour, Inc. - Class A (a)	279,860	22,710,639

		341,776,204

Technology - 16.3%
Communications Technology - 1.2%
Ciena Corp. (a)	848,520	19,745,061

Computer Services, Software & Systems - 12.9%
ANSYS, Inc. (a)	250,440	21,900,978
Aspen Technology, Inc. (a)	392,141	14,991,550
Cadence Design Systems, Inc. (a)	998,466	12,950,104
Concur Technologies, Inc. (a)(b)	194,230	20,316,458
FireEye, Inc. (a)	153,955	5,827,197
Guidewire Software, Inc. (a)	412,459	20,919,920
Infoblox, Inc. (a)	463,715	20,612,132
Informatica Corp. (a)	384,500	14,841,700
NetSuite, Inc. (a)	55,040	5,552,435
ServiceNow, Inc. (a)	420,791	22,979,397
Tableau Software, Inc. - Class A (a)	125,458	7,710,649
Ultimate Software Group, Inc. (The) (a)	138,048	21,325,655
Yelp, Inc. (a)	244,295	16,550,986

		206,479,161

Production Technology Equipment - 1.2%
Teradyne, Inc. (a)	788,870	13,797,336
Veeco Instruments, Inc. (a)	205,038	5,989,160

		19,786,496

Company	Shares	U.S. $ Value
Semiconductors & Component - 1.0%
Cavium, Inc. (a)	395,400	15,938,574

		261,949,292

Health Care - 16.1%
Biotechnology - 2.7%
Aegerion Pharmaceuticals, Inc. (a)	69,530	5,758,475
Cubist Pharmaceuticals, Inc. (a)	246,291	15,270,042
NPS Pharmaceuticals, Inc. (a)	267,460	7,697,499
Quintiles Transnational Holdings, Inc. (a)	333,989	14,024,198

		42,750,214

Health Care Management Services - 2.1%
ICON PLC (a)	486,174	19,660,876
WellCare Health Plans, Inc. (a)	208,529	13,904,714

		33,565,590

Health Care Services - 3.8%
Acadia Healthcare Co., Inc. (a)	544,743	23,620,056
Envision Healthcare Holdings, Inc. (a)	387,877	11,267,827
Mednax, Inc.(a)	185,723	20,247,521
Premier, Inc. - Class A (a)	210,760	6,493,516

		61,628,920

Medical & Dental Instruments & Supplies - 1.8%
Align Technology, Inc. (a)	304,820	17,393,029
HeartWare International, Inc. (a)	166,960	12,114,618

		29,507,647

Medical Equipment - 1.2%
Sirona Dental Systems, Inc. (a)	255,745	18,477,576

Pharmaceuticals - 4.5%
Akorn, Inc. (a)	834,698	17,061,227
BioMarin Pharmaceutical, Inc. (a)	229,440	14,413,421
Isis Pharmaceuticals, Inc. (a)	157,738	5,247,943
Jazz Pharmaceuticals PLC (a)	245,810	22,304,800
Pharmacyclics, Inc. (a)	111,910	13,277,002

		72,304,393

		258,234,340

Financial Services - 8.8%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc. (a)	101,219	19,984,679

Banks: Diversified - 4.7%
First Republic Bank/CA	385,593	19,692,234
Iberiabank Corp.	270,939	15,830,966
Signature Bank/New York NY (a)	194,230	19,776,499
SVB Financial Group (a)	207,620	19,885,844

		75,185,543

Company	Shares	U.S. $ Value
Diversified Financial Services - 2.3%
Lazard Ltd. - Class A	520,319	20,110,329
Stifel Financial Corp. (a)	395,944	16,213,907

		36,324,236

Real Estate - 0.6%
Zillow, Inc. (a)(b)	125,470	9,991,176

		141,485,634

Energy - 5.8%
Oil Well Equipment & Services - 2.9%
FMC Technologies, Inc. (a)	195,390	9,876,964
Oceaneering International, Inc.	262,029	22,503,051
Oil States International, Inc. (a)	121,778	13,228,744
Superior Energy Services, Inc. (a)	61,990	1,663,192

		47,271,951

Oil: Crude Producers - 2.9%
Concho Resources, Inc. (a)	118,231	13,077,531
Oasis Petroleum, Inc. (a)	331,110	17,631,607
SM Energy Co.	176,083	15,602,715

		46,311,853

		93,583,804

Materials & Processing - 4.9%
Chemicals: Diversified - 1.5%
PolyOne Corp.	795,290	24,097,287

Diversified Materials & Processing - 1.9%
Hexcel Corp. (a)	714,169	30,216,490

Metal Fabricating - 1.5%
Valmont Industries, Inc.	175,389	24,642,155

		78,955,932

Consumer Staples - 0.8%
Beverage: Soft Drinks - 0.7%
Green Mountain Coffee Roasters, Inc. (a)(b)	175,255	11,007,767

Drug & Grocery Store Chains - 0.1%
Sprouts Farmers Market, Inc. (a)	47,770	2,200,286

		13,208,053

Total Common Stocks (cost $1,164,851,325)		1,560,897,958

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.08% (c) (Cost $54,612,375)	54,612,375	54,612,375

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.6% (cost $1,219,463,700)		1,615,510,333

Investment Companies - 1.8%
AllianceBernstein Exchange Reserves - Class I,
0.07% (c) (cost $29,220,978)	29,220,978	29,220,978

Total Investments - 102.4% (cost $1,248,684,678) (d)		1,644,731,311
Other assets less liabilities - (2.4)%		(38,760,139)

Net Assets - 100.0%		$1,605,971,172

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $404,909,909 and gross unrealized depreciation of investments was $(8,863,276), resulting in net unrealized appreciation of $396,046,633.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Discovery Growth Fund

October 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,560,897,958		$	– 0	–	$	– 0	–	$1,560,897,958
Short-Term Investments	54,612,375			– 0	–		– 0	–	54,612,375
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,220,978			– 0	–		– 0	–	29,220,978

Total Investments in Securities	1,644,731,311			– 0	–		– 0	–	1,644,731,311
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,644,731,311		$	– 0	–	$	– 0	–	$1,644,731,311

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2013